Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jan. 27, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
Cove Street Capital Small Cap Value Fund | Investor Class Shares
Risk/Return:
Trading Symbol	CSCSX
Cove Street Capital Small Cap Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	CSCAX